Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisers Investment Trust
Entity Central Index Key	0001516523
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000200990 [Member]
Shareholder Report [Line Items]
Fund Name	NTAM Treasury Assets Fund
Class Name	NTAM Treasury Assets Fund
Trading Symbol	TAFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NTAM Treasury Assets Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ntam.northerntrust.com/united-states/institutional/ntam-treasury-assets-fund. You can also request this information by contacting us at 855-351-4583 (toll free).
Additional Information Phone Number	855-351-4583
Additional Information Website	https://ntam.northerntrust.com/united-states/institutional/ntam-treasury-assets-fund
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NTAM Treasury Assets Fund	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Net Assets	$ 5,722,671,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 7,677,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$5,722,671,000
Total number of portfolio holdings	49
Total advisory fees paid	$7,677,000

Holdings [Text Block]	PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
U.S. Treasury Obligations	70.5%
Repurchase Agreements	35.6%